John Hancock Funds II
                                Supplement to the
               Class NAV, Class 1 and Class 3 Shares Prospectuses
                             Dated October 17, 2005

Small Cap Fund

Effective May 31, 2006, Independence Investments LLC ("New Independence"), a newly formed subsidiary of Convergent Capital Management LLC ("Convergent"), has been appointed as subadviser with respect to the Small Cap Fund (the "Fund"). New Independence has replaced Independence Investment LLC ("Old Independence"), a subsidiary of Manulife Financial Corporation ("Manulife"), as subadviser to the Fund. New Independence is the successor to substantially all of the business operations of Old Independence and the portfolio manager of the Fund will now manage the Fund's investments as an employee of New Independence. Convergent is an investment management holding company that currently operates through nine subsidiaries. Collectively, these Convergent subsidiaries have assets under management of approximately $8.5 billion. Convergent, located at 190 South LaSalle Street, Chicago, Illinois is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.


Fee Waiver for Portfolios Subadvised by T. Rowe Price

The   disclosure   under   "Appendix  A  -  Advisory  Fee  Waivers  and  Expense
Reimbursements" regarding the fee waiver for the funds sub-advised by T. Rowe Price is amended and restated as follows:


T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Trust: Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust (collectively, the "T. Rowe Portfolios).

The percentage fee reduction is as follows:

   Combined Average Daily Net Assets            Fee Reduction
   of the T. Rowe Portfolios                    (As a Percentage of
                                                the Subadvisory Fee)

   First $750 million                           0.0%
   Over $750 million                            5.0%

Effective November 1, 2006, the percentage reduction will be as follows:


   Combined Average Daily Net Assets            Fee Reduction
   of the T. Rowe Portfolios                    (As a Percentage of
                                                the Subadvisory Fee)

    First $750 million                          0.0%
    Next $750 million                           5.0%
    Next $1.5 billion                           7.5%
    Over $3 billion                             10.0%

    The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Price Portfolio by the amount that the subadvisory fee is reduced.

    This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

Advisory Fee Waivers

Effective June 1, 2006, the Adviser has voluntarily agreed to reduce the advisory fees for the portfolios set forth below to the rates noted below. These voluntary fee waivers may be terminated at any time by the Adviser.

                                 Core Bond Fund

                                               Between
                                First       $200 million
                                $200             and          Excess Over
                              million of    $400 million     $400 million
                              Aggregate     of Aggregate     of Aggregate
Portfolio                     Net Assets     Net Assets       Net Assets
---------
Core Bond(1)                    0.690%         0.640%           0.570%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Core Bond Trust, a series of John Hancock Trust, and the Core Bond Fund, a series of John Hancock Funds II, are included.


                                Mid Cap Core Fund

                                  First          Excess Over
Portfolio                     $500 million      $500 million
---------
Mid Cap Core                     0.850%             0.825%

                               Special Value Fund

Portfolio                   All Asset Levels
---------
Special Value                    0.950%

                                 Large Cap Fund

                                  Between          Between
                                $250 million    $500 million
                   First            and              and          Excess Over
                $250 million    $500 million    $750 million      $750 million
                of Aggregate    of Aggregate    of Aggregate      of Aggregate
Portfolio        Net Assets      Net Assets      Net Assets        Net Assets
---------
Large Cap(1)       0.780%          0.730%          0.680%            0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Large Cap Trust, a series of John Hancock Trust, and the Large Cap Fund, a series of John Hancock Funds II, are included.

                                 Large Cap Value

                                         Between
                                       $500 million
                         First             and          Excess Over
                      $500 million      $1 billion       $1 billion
                      of Aggregate     of Aggregate    of Aggregate
Portfolio              Net Assets       Net Assets      Net Assets
---------
Large Cap Value(1)       0.825%           0.800%          0.775%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Large Cap Value Trust, a series of John Hancock Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.

                                 Utilities Fund

                                     Between          Between
                      First       $600 million     $900 million    Excess Over
                       $600            and              and            $1.5
                    million of     $900 million     $1.5 billion    billion of
                    Aggregate     of Aggregate     of Aggregate     Aggregate
Portfolio           Net Assets     Net Assets       Net Assets      Net Assets
---------
Utilities(1)          0.825%          0.800%           0.775%         0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Utilities Trust, a series of John Hancock Trust, and the Utilities Fund, a series of John Hancock Funds II, are included.

                               Dynamic Growth Fund

                                     Between          Between
                      First       $250 million     $500 million    Excess Over
                      $250            and              and         $1 billion
                    million of    $500 million      $1 billion         of
                    Aggregate     of Aggregate     of Aggregate     Aggregate
Portfolio           Net Assets     Net Assets       Net Assets      Net Assets
---------
Dynamic Growth(1)     0.900%         0.850%           0.825%         0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Dynamic Growth Trust, a series of John Hancock Trust, and the Dynamic Growth Fund, a series of John Hancock Funds II, are included.

                                   Vista Fund

                                     Between          Between
                      First       $200 million     $400 million    Excess Over
                       $200            and              and         $1 billion
                    million of     $400 million      $1 billion         of
                    Aggregate     of Aggregate     of Aggregate     Aggregate
Portfolio           Net Assets     Net Assets       Net Assets      Net Assets
---------
Vista(1)              0.900%          0.850%           0.825%         0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Vista Trust, a series of John Hancock Trust, and the Vista Fund, a series of John Hancock Funds II, are included.



JHIIPS2                                                             June 1, 2006

                              Supplement dated June 1, 2006
                                        to the
                          Statement of Additional Information
                              for John Hancock Funds II
                                Dated October 17, 2005

Small Cap Fund

As described in a prospectus supplement dated June 1, 2006, effective
May 31, 2006, Independence Investments LLC ("New Independence"), a newly formed subsidiary of Convergent Capital Management LLC ("Convergent"), has been appointed as subadviser with respect to the Small Cap Fund (the "Fund"). New Independence has replaced Independence Investment LLC ("Old Independence"), a subsidiary of Manulife Financial Corporation ("MFC"), as subadviser to the Fund. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Fund, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreement with respect to the Fund, the revenues earned by New Independence as a result of its subadvisory relationship with the Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of John Hancock Investment Management Services, LLC (the "Adviser"), the Fund's investment adviser, to recommend termination of the subadvisory agreement with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreement with New Independence for the periods for which contingent payments may be made to MFC. In approving the new subadvisory agreement with New Independence, the Board of Trustees of John Hancock Funds II (the "Trust"), including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or the Adviser, was aware of and considered these potential conflicts of interest. Notwithstanding the potential conflicts of interest, the Board concluded that approval of the subadvisory agreement was in the best interest of the Fund's shareholders.